[Letterhead]

May 5, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attn:  Office of Filings, Information and Consumer Services

Re:      Eclipse Financial Asset Trust (the "Trust")
         File Nos. 33-8865 and 811-4847

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification (1) that the prospectus and statement of additional information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 19 (the "Amendment") to the Trust's Registration Statement on Form N-1A and (2) that the Amendment was filed electronically on April 30, 1998 as Accession No. 0000945621-99-000136.

If you have any questions regarding this certification, please call me at 212.696.4130.

                                 Very truly yours,

                                 /s/ Sigrid A. Hess

                                 Sigrid A. Hess
                                 Executive Vice President and Secretary